Equity Incentive Plans - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for grant | shares	22,401,967
Purchase price of shares of common stock	Less than 100%
Contractual term	10 years
Vesting period	4 years
Weighted-average grant date fair value | $ / shares	$ 0.29	$ 0.42	$ 0.50
Unamortized compensation cost	$ 2.5
Expected to be recognized over a weighted-average period	2 years 2 months 12 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of stock options or stock appreciation rights granted against shares available for issuance	1
Other Than Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of stock options or stock appreciation rights granted against shares available for issuance	1.34
President and Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional share based compensation expense	$ 0.4
Reduction in share based compensation expense, unvested stock cancellation	$ 0.1
President and Chief Operating Officer [Member] | Selling, General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 0.3
Original 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	0
Amended and Restated 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	0